Revision to Previously Reported Financial Statements (Details) - Schedule of Revision to Previously Reported Financial Statements - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class B common stock	$ 690	$ 690	$ 690	$ 690
Accumulated deficit	$ (13,439,088)	$ (15,181,493)	$ (18,015,769)	$ (21,395,266)
Shares of Class B common stock (in Shares)	6,900,000	6,900,000	6,900,000	6,900,000
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class B common stock	$ (90)	$ (90)	$ (90)	$ (90)
Accumulated deficit	$ 90	$ 90	$ 90	$ 90
Shares of Class B common stock (in Shares)	(900,000)	(900,000)	(900,000)	(900,000)
As Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class B common stock	$ 600	$ 600	$ 600	$ 600
Accumulated deficit	$ (13,438,998)	$ (15,181,403)	$ (18,015,679)	$ 21,395,176
Shares of Class B common stock (in Shares)	6,000,000	6,000,000	6,000,000	6,000,000